Condensed Balance Sheet (Parenthetical)	Dec. 31, 2021 $ / shares shares
Temporary equity redemption price per share | $ / shares	$ 10.00
Preferred stock, par value | $ / shares	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common Class A
Shares subject to possible redemption	40,250,000
Temporary Equity, Par or Stated Value Per Share | $ / shares	$ 0.001
Temporary Equity, Shares Authorized	200,000,000
Common Class B
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	20,000,000
Common stock, shares issued	10,062,500
Common stock, shares outstanding	10,062,500